COMMITMENTS (Schedule of Lease-related Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease right-of-use assets	$ 876	$ 1,501
Current liabilities
Current maturities of operating leases	718	781
Long-term liabilities
Non-current operating leases	$ 54	$ 810
Weighted Average Remaining Lease Term Operating leases	5 months 12 days	10 months 13 days
Weighted Average Discount Rate Operating leases	6.11%	6.13%